Shareholders' Equity - Summary of Ordinary Shares Issued and Outstanding (Details) - shares	Dec. 31, 2021	Dec. 31, 2020
Class Of Stock [Line Items]
Ordinary shares, shares issued	40,603,489	4,389,920
Ordinary shares, shares outstanding	40,603,489	4,389,920
Ordinary Shares
Class Of Stock [Line Items]
Ordinary shares, shares issued	38,987,122
Ordinary shares, shares outstanding	38,987,122
Ordinary and Deferred Shares
Class Of Stock [Line Items]
Ordinary shares, shares issued	40,603,490	4,420,441
Ordinary shares, shares outstanding	40,603,490	4,420,441
Class A Non Voting Ordinary Share
Class Of Stock [Line Items]
Ordinary shares, shares issued	1,616,367
Ordinary shares, shares outstanding	1,616,367
B Ordinary Shares
Class Of Stock [Line Items]
Ordinary shares, shares issued		505,108
Ordinary shares, shares outstanding		505,108
D Ordinary Shares
Class Of Stock [Line Items]
Ordinary shares, shares issued		155,669
Ordinary shares, shares outstanding		155,669
E Ordinary Shares
Class Of Stock [Line Items]
Ordinary shares, shares issued		80,007
Ordinary shares, shares outstanding		80,007
F Ordinary Shares
Class Of Stock [Line Items]
Ordinary shares, shares issued		327,084
Ordinary shares, shares outstanding		327,084
G Ordinary Shares
Class Of Stock [Line Items]
Ordinary shares, shares issued		194,261
Ordinary shares, shares outstanding		194,261
H Ordinary Shares
Class Of Stock [Line Items]
Ordinary shares, shares issued		88,871
Ordinary shares, shares outstanding		88,871
I Ordinary Shares
Class Of Stock [Line Items]
Ordinary shares, shares issued		48,391
Ordinary shares, shares outstanding		48,391
J Ordinary Shares
Class Of Stock [Line Items]
Ordinary shares, shares issued		262,478
Ordinary shares, shares outstanding		262,478
L Ordinary Shares
Class Of Stock [Line Items]
Ordinary shares, shares issued		1,207,670
Ordinary shares, shares outstanding		1,207,670
M Ordinary Shares
Class Of Stock [Line Items]
Ordinary shares, shares issued		811,436
Ordinary shares, shares outstanding		811,436
N Ordinary Shares
Class Of Stock [Line Items]
Ordinary shares, shares issued		708,945
Ordinary shares, shares outstanding		708,945
Deferred Shares
Class Of Stock [Line Items]
Ordinary shares, shares issued	1	30,521
Ordinary shares, shares outstanding	1	30,521